As filed with the Securities and Exchange Commission on September 18, 2015

1933 Act No. 333-155709

1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 99	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 101	X

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

155 West 19th Street, New York, NY 10011

(Address of Principal Executive Offices)     (Zip Code)

201-389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

155 West 19th Street

New York, NY 10011

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Maya Teufel, Esq. General Counsel and Chief Compliance Officer Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on October 18, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates only to the EGA Beyond BRICs Opportunities Fund series of the Registrant.  No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 78 (“PEA 78”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on February 2, 2015 (Accession Number 0001137439-15-000020) relating to the EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund (the “EGA Mutual Funds”), each a series of EGA Emerging Global Shares Trust (the “Registrant”), to be effective on April 18, 2015. Post-Effective Amendment No. 81 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on April 17, 2015 (Accession Number 0001582816-15-000111) relating to the EGA Mutual Funds to delay the effectiveness of PEA 78 to become effective on May 1, 2015. Post-Effective Amendment No. 83 (“PEA 83”) was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on April 30, 2015 (Accession Number 0001144204-15-026499) relating only to the EGA Beyond BRICs Opportunities Fund (the “Beyond BRICs Fund”) to delay the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on May 30, 2015. Post-Effective Amendment No. 86 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on May 29, 2015 (Accession Number 0001144204-15-034318) relating only to the Beyond BRICs Fund to delay the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on June 28, 2015. Post-Effective Amendment No. 90 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on June 26, 2015 (Accession Number 0001144204-15-039231) relating only to the Beyond BRICs Fund to delay the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on July 26, 2015. Post-Effective Amendment No. 91 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on July 24, 2015 (Accession Number 0001144204-15-043993) relating only to the Beyond BRICs Fund to delay the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on August 23, 2015. Post-Effective Amendment No. 97 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on August 21, 2015 (Accession Number 0001144204-15-051203) relating only to the Beyond BRICs Fund to delay the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on September 20, 2015.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 99 (“PEA 99”) to the Registration Statement relating only to the Beyond BRICs Fund is being filed solely for the purpose of delaying the effectiveness of the Beyond BRICs Fund, which was included in PEA 78, to become effective on October 18, 2015.

Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-155709 and 811-22255) in PEA 83 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 99 is intended to become effective on October 18, 2015.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

(1)	Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)	Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)	Instruments Defining Rights of Security Holders.

(1)	Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a)	Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement dated April 17, 2009, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2009 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(a)	Amendment dated February 26, 2015 to Schedule A to the 2009 Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)	Amended and Restated Investment Advisory Agreement dated February 23, 2012, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2012 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Amendment dated August 12, 2015 to Schedule A to the 2012 Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 93, filed on August 12, 2015.

(3)	Fee Waiver Agreement for EGShares Beyond BRICs ETF is incorporated herein by reference to Post-Effective Amendment No. 92, filed on July 29, 2015.

(4)	Fee Waiver Agreement for EGShares EM Core ex-China ETF is incorporated herein by reference to Post-Effective Amendment No. 93, filed on August 12, 2015.

(5)	Fee Reimbursement Agreement for EGShares Asia Consumer Demand ETF is incorporated herein by reference to Post-Effective Amendment No. 94, filed on August 14, 2015.

(6)	Mutual Fund Investment Advisory Agreement between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(7)	Mutual Fund Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(8)	Form of Investment Management Agreement between Registrant’s wholly owned Mauritius Subsidiaries and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 92, filed on July 29, 2015.

(e)	Underwriting Contracts.

(1)	Form of Amended Distribution Agreement between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 93, filed on August 12, 2015.

(2)	Form of Mutual Fund Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

(1)	Custody Agreement between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 44 filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Custody Agreement to be filed by amendment.

(2)	Form of Mutual Fund Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(3)	Form of Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(h)	Other Material Contracts.

(1)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon (the “Transfer Agency and Service Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Transfer Agency and Service Agreement to be filed by amendment.

(2)	Form of Mutual Fund Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(3)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon (the “Fund Administration and Accounting Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Fund Administration and Accounting Agreement to be filed by amendment.

(4)	Form of Mutual Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(i)	Legal Opinions.

(j)	Other Opinions.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)	Rule 12b-1 Plan.

(1)	Distribution and Service Plan pursuant to Rule 12b-1 (“12b-1 Plan”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Form of Amended and Restated Schedule I to the 12b-1 Plan effective as of August 12, 2015 is incorporated herein by reference to Post-Effective Amendment No. 93, filed on August 12, 2015.

(2)	Form of Advisor Class Distribution and Service Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(n)	Rule 18f-3 Plan.

(1)	Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Amended Code of Ethics for Registrant is incorporated herein by reference to Post-Effective Amendment No. 87, filed on May 29, 2015.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6, filed on July 29, 2010.

(3)	Amended Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 87, filed on May 29, 2015.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 8, 2014, which is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(b)	2009 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(c)	2012 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(d)	Mutual Fund Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

(e)	Distribution Agreement, as provided for in Section 6, and which is incorporated herein by reference to Post-Effective Amendment No. 93, filed on August 12, 2015.

(f)	Form of Mutual Fund Distribution Agreement, as provided for in Section 7, and which is incorporated herein by reference to Post-Effective Amendment No. 84, filed on April 30, 2015.

Item 31.	Business and Other Connections of Investment Adviser.

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, NY 10011. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (Registration Number 801-69832) and is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel, Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President	None
Jeremy O. May	Executive Vice President	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None

Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, NY 10011.

Item 34.	Management Services. None.

Item 35.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 18th day of September, 2015.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith

President and Chairman

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	September 18, 2015
Robert C. Holderith

/s/ Ron Safir*	Trustee	September 18, 2015
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	September 18, 2015
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	September 18, 2015
Robert Willens

/s/ Susan M. Ciccarone	Principal Financial Officer	September 18, 2015
Susan M. Ciccarone
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.                  EXHIBIT

None